Average Annual Total Returns - Class H - SP 500 2x Strategy Fund	Aug. 01, 2021
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class H
Average Annual Return:
1 Year	20.31%
5 Years	23.22%
10 Years	21.90%
Class H | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.96%
5 Years	22.35%
10 Years	21.27%
Class H | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	12.02%
5 Years	18.63%
10 Years	18.69%